Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 5,604	$ 280
Deductible temporary differences for which no deferred tax asset is recognised	47,900	28,600
Unused tax losses and credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 212,100	$ 114,300